ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Dogness (International) Corporation (“Dogness” or the “Company”), is a company limited by shares established under the laws of the British Virgin Islands (“BVI”) on July 11, 2016 as a holding company. The Company, through its subsidiaries, is primarily engaged in the design, manufacturing and sales of various types of pet leashes, pet collars, pet harnesses, intelligent pet products, and retractable leashes with products being sold all over the world mainly through distributions by large retailers. Mr. Silong Chen, the Chairman of the Board and Chief Executive Officer (“CEO”) of the Company is the controlling shareholder (the “Controlling Shareholder”) of the Company by virtue of his ownership of 9,069,000 Class B common shares, which carry three votes per share and, in the aggregate have more than half of the voting power of all common shares.

Reorganization

A Reorganization of the legal structure was completed on January 9, 2017. The Reorganization involved the incorporation of Dogness, a BVI holding company; and Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”), a holding company established under the laws of the People’s Republic of China (“PRC”); and the transfer of Dogness (Hong Kong) Pet’s Products Co., Limited (“HK Dogness”), Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”), and Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”; collectively, the “Transferred Entities”) from the Controlling Shareholder to Dogness and Dongguan Dogness. Prior to the reorganization, the Transferred Entities’ equity interests were 100% controlled by the Controlling Shareholder. On November 24, 2016, the Controlling Shareholder transferred his 100% ownership interest in Dongguan Jiasheng to Dongguan Dogness, which is 100% owned by HK Dogness and considered a wholly foreign-owned entity (“WFOE”) in PRC. On January 9, 2017, the Controlling Shareholder transferred his 100% equity interests in HK Dogness and HK Jiasheng to Dogness. After the reorganization, Dogness ultimately owns 100% equity interests of the entities mentioned above.

Since the Company and its wholly-owned subsidiaries are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.